Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities (Tables), Fair value of financial assets and liabilities [Text Block]

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2018

	carrying amount	estimated fair value [1]	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	69	69			69
Equity instruments	20	20	20
Other financial assets	27	27		22	5
Financial assets carried at FVTPL	116	116	20	22	74
Debt instruments	26	26		26	-
Equity instruments	172	172	22	1	149
Current financial assets [2]	435	435	434		-
Receivables - current	32	32			32
Financial assets carried at FVTOCI	664	664	457	27	181
Derivative financial instruments	36	36		36
Financial assets carried at fair value	817	817	476	85	255

Carried at (amortized) cost:
Cash and cash equivalents	1,688
Loans and receivables:
Current loans receivables	2
Other non-current loans and receivables	46
Receivables - current	4,004
Receivables - non-current	162
Financial assets carried at (amortized) cost	5,902
Total financial assets	6,718

Financial liabilities
Carried at fair value:
Contingent consideration	(409)	(409)			(409)
Financial liabilities carried at FVTP&L	(409)	(409)			(409)
Derivative financial instruments	(290)	(290)		(290)
Financial liabilities carried at fair value	(699)	(699)		(290)	(409)

Carried at (amortized) cost:
Accounts payable	(2,303)
Interest accrual	(36)
Debt (Corporate bonds and finance leases)	(3,621)	(3,906)	(3,576)	(330)
Debt (excluding corporate bonds and finance leases)	(1,200)
Financial liabilities carried at (amortized) cost	(7,159)
Total financial liabilities	(7,858)
[1] For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the short maturity and the nature of these instruments, and therefore fair value information is not included in the table above.
[2] The majority of the balance reflects the remaining stake in Signify (formerly Philips Lighting), which relates to equity instruments.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2017

	carrying amount	estimated fair value [1]	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Available-for-sale financial assets	446	446	49	29	368
Securities classified as assets held for sale	1,264	1,264	1,264
Fair value through profit and loss	27	27		23	4
Derivative Financial Instruments	78	78		78
Financial assets carried at fair value	1,815	1,815	1,313	130	372

Carried at (amortized) cost:
Cash and cash equivalents	1,939
Loans and receivables:
Current loans receivable	2
Other non-current loans and receivables	114
Receivables - current	3,909
Receivables - non-current	130
Held-to-maturity investments	1
Financial assets carried at (amortized) costs	6,095
Total financial assets	7,909

Financial liabilities
Carried at fair value:
Contingent consideration	(66)	(66)			(66)
Derivative Financial Instruments	(383)	(383)		(383)
Financial liabilities carried at fair value	(449)	(449)		(383)	(66)

Carried at amortized cost:
Accounts payable	(2,090)
Interest accrual	(38)
Debt (Corporate bond and finance lease)	(3,378)	(3,860)	(3,579)	(281)
Debt (other bank loans, overdrafts, forward contacts etc.)	(1,337)
Financial liabilities carried at (amortized) costs	(6,843)
Total financial liabilities	(7,292)
[1] For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the short maturity and the nature of these instruments, and therefore fair value information is not included in the table above.

Fair value of financial assets and liabilities (Tables), Reconciliation of the fair value hierarchy [Text Block]

Philips Group

Reconciliation of the fair value hierarchy

in millions of EUR

2018

	Financial assets	Financial liabilities
Balance as of December 31, 2017	372	66
IFRS 9 adjustment [1]	47
Balance at January 1, 2018	420	66
Assumed in a business combination		370
Purchase	30
Sales	(35)
Utilizations		(48)
Recognized in profit and loss:
- other business income		5
- financial income and expenses	-	12
Recognized in other comprehensive income [2]	(145)	5
Receivables held to collect and sell	(15)
Balance at December 31, 2018	255	409
[1] IFRS 9 adjustments relates to Receivables-current carried at FVTOCI. For further information refer to Significant accounting policies note.
[2] Includes translation differences

Fair value of financial assets and liabilities (Tables), Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

2017 - 2018

	2017	2018
Derivatives
Gross amounts of recognized financial assets	78	36
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	78	36

Related amounts not offset in the balance sheet
Financial instruments	(38)	(25)
Cash collateral received

Net amount	39	12

Fair value of financial assets and liabilities (Tables), Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

2017 - 2018

	2017	2018
Derivatives
Gross amounts of recognized financial liabilities	(383)	(290)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(383)	(290)

Related amounts not offset in the balance sheet
Financial instruments	38	25
Cash collateral received

Net amount	(345)	(265)